Retirement Plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Expected future benefit payments
Fiscal 2014	$ 3
Accrued benefit obligation for Messr. Kozlowski	93	93
Accrued benefit obligation for Messr. Swartz		0
Defined Contribution Retirement Plans
Expense for the defined contribution plans	63	58	54
Deferred Compensation Plans
Total deferred compensation liabilities	113	103
U.S. Pension Plans
Company contributions
Minimum required contributions to pension plans for fiscal year 2012	9
Minimum required contributions to pension plans for fiscal 2013	25
Expected future benefit payments
Fiscal 2014	43
Fiscal 2015	44
Fiscal 2016	45
Fiscal 2017	45
Fiscal 2018	47
Fiscal 2019-2023	248
Deferred Compensation Plans
Net amount recognized	(140)	(308)
Actuarial loss (gain)	132	(119)
Non-U.S. Pension Plans
Company contributions
Minimum required contributions to pension plans for fiscal year 2012	41
Minimum required contributions to pension plans for fiscal 2013	28
Expected future benefit payments
Fiscal 2014	48
Fiscal 2015	47
Fiscal 2016	48
Fiscal 2017	50
Fiscal 2018	51
Fiscal 2019-2023	286
Deferred Compensation Plans
Net amount recognized	(208)	(203)
Actuarial loss (gain)	(93)	(133)
Postretirement Benefit Plans
Expected future benefit payments
Fiscal 2014	3
Fiscal 2015	3
Fiscal 2016	3
Fiscal 2017	3
Fiscal 2018	3
Fiscal 2019-2023	12
Deferred Compensation Plans
Net amount recognized	33	40
Net amount of assets recognized	0	0
Actuarial loss (gain)	$ 8	$ 4